Changes in Capital Accounts	12 Months Ended
Dec. 31, 2020
Changes in Capital Accounts

9. Changes in Capital Accounts

(a)    Series B Preferred Stock and Warrants to purchase Series B Preferred Stock: On March 21, 2017, the Company completed a registered direct offering of (i) 3,000 newly-designated Series B-1 convertible preferred shares, par value $0.01 per share, and common shares underlying such Series B-1 convertible preferred shares, and (ii) warrants to purchase 6,500 of Series B-1 convertible preferred shares, 6,500 of Series B-1 convertible preferred shares underlying such warrants, and common shares underlying such Series B-1 convertible preferred shares. Concurrently with the registered direct offering, the Company completed an offering of warrants to purchase 140,500 of Series B-2 convertible preferred shares in a private placement, in reliance on Regulation S under the Securities Act. The securities in the registered direct offering and private placement were issued and sold to Kalani Investments Limited (or “Kalani”), an entity not affiliated with the Company, pursuant to a Securities Purchase Agreement. In connection with the private placement, the Company entered into a Registration Rights Agreement with Kalani, pursuant to which the investor was granted certain registration rights with respect to the securities issued and sold in the private placement. The Series B convertible preferred shares were convertible at any time at the option of the holder into common shares based on specific terms of the agreements. On March 24, 2019, the Series B-2 Preferred Warrants that were exercisable for Series B-2 Preferred Shares expired, in accordance with their terms.

In 2018 and 2019, the Company received net equity proceeds, after deducting offering expenses payable by the Company, of $17,413 and $6,452, respectively. In 2018, an aggregate of 17,490 preferred warrants were exercised for the sale of an equal number of preferred shares and in aggregate, 17,529 Series B-2 convertible preferred shares were converted to 1,025,027 common shares, thus leaving 250 Series B convertible preferred shares outstanding as at December 31, 2018. In 2019, an aggregate of 6,470 preferred warrants were exercised for the sale of an equal number of preferred shares and in aggregate, 5,220 Series B convertible preferred shares were converted to 710,051 common shares, thus leaving 1,500 Series B convertible preferred shares outstanding as at December 31, 2019. From January 1, 2020 and up to April 6, 2020, 1,100 Series B convertible preferred shares were converted to 195,215 common shares, thus leaving 400 Series B convertible preferred shares outstanding as at April 6, 2020. On April 6, 2020, the Company’s BOD members approved the re-purchase of the Company’s outstanding Series B-2 Preferred Shares, previously issued to “Kalani”, for a purchase price of $400. Following the BOD approval, the Company entered into an agreement with “Kalani” on April 7, 2020 for the re-purchase of all 400 Series B-2 convertible preferred shares outstanding, paid the purchase price of $400 and consequently cancelled the Series B-2 Preferred Shares.

(b)    Series C Preferred Stock: On May 30, 2017, the Company issued 100 shares of its then newly-designated Series C Preferred Stock, par value $0.01 per share, to DSI, in exchange for a reduction of $3,000 in the principal amount of the Company's then outstanding loan, as described in Note 4. The Series C Preferred Stock had no dividend or liquidation rights. The Series C Preferred Stock voted with the common shares of the Company, and each share of the Series C Preferred Stock entitled the holder thereof to up to 250,000 votes, subject to a cap such that the aggregate voting power of any holder of Series C Preferred Stock together with its affiliates would not exceed 49.0%, on all matters submitted to a vote of the stockholders of the Company. As at December 31, 2019, the 100 Series C Preferred Stock remained outstanding. On March 23, 2020, the Company’s disinterested BOD members approved the repurchase of the Company’s 100 Series C Preferred Shares, held by Diana Shipping Inc., for a purchase price of $1,500. The Company’s disinterested BOD members had previously received a fairness opinion from an independent third party that the transaction was fair from a financial point of view to the Company. On March 25, 2020, the Company agreed with DSI for the repurchase of the Series C Preferred Shares and on March 26, 2020, the Company paid the agreed purchase price and consequently cancelled the Series C Preferred Shares.

(c)     Receipt of NASDAQ Notices: On January 15, 2019, the Company announced that it has received written notification from The NASDAQ Stock Market LLC (“NASDAQ”) dated January 10, 2019, indicating that because the closing bid price of the Company's common stock for 30 consecutive business days was below the minimum $1.00 per share bid price requirement for continued listing on the NASDAQ Global Select Market, the Company was not in compliance with NASDAQ Listing Rule 5450(a)(1). The Company regained compliance on April 4, 2019, and thus cured this deficiency within the prescribed grace period.

On September 11, 2019, the Company announced that it has received written notification from The NASDAQ dated September 6, 2019, indicating the closing bid price of the Company's common stock for 30 consecutive business days was below the minimum $1.00 per share bid price requirement for continued listing on the NASDAQ Global Select Market, the Company’s applicable grace period to regain compliance was until March 4, 2020. On March 6, 2020 the Company’s securities were transferred to NASDAQ Capital Market and in connection with this, the Company was granted an additional grace period of 180 days, until August 31, 2020, to cure the bid price deficiency. On April 20, 2020, NASDAQ further notified the Company that, due to the unprecedented turmoil in U.S. and world financial markets that Covid-19 outbreak has caused, it filed an immediately effective rule change with the Securities and Exchange Commission for the tolling of the compliance periods of all price-based deficiencies and, as such, it granted the Company additional time until November 16, 2020, to regain compliance. The Company cured its bid price deficiency within the required time period by effecting on November 2, 2020 a reverse stock split on its common stock (see under (d) below).

(d)    One-for-Ten Reverse Stock Split: With the intention of complying with NASDAQ’s minimum bid price requirements discussed above, the Company effected as of the opening of trading on November 2, 2020 a one-for-ten reverse stock split of its common shares, which was approved by shareholders at the Company’s 2020 Special Meeting of Shareholders held on October 29, 2020. The number of the Company’s common shares issued and outstanding at that date was reduced from 50,155,299 to 5,015,501. No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold fractional shares of the Company’s common stock received a cash payment in lieu of such fractional share.

(e)    Share Repurchase Program: In January 2019, the Company had announced that its Board of Directors authorized a share repurchase program to purchase up to an aggregate of $6,000 of the Company’s common shares. The timing and amount of any repurchases would be determined by the Company’s management and would depend on market conditions, capital allocation alternatives, applicable securities laws, and other factors. The Board of Directors’ authorization of the repurchase program was effective immediately and would expire on December 21, 2019. Common shares repurchased as part of this program would be cancelled by the Company. During 2019, no shares had been repurchased under the specific program, which expired on December 21, 2019.

In January 2020, the Company’s Board of Directors further authorized a share repurchase program to purchase up to an aggregate of $6,000 of the Company’s common shares, with identical terms to the former program. During 2020, the Company has repurchased 81,785 common shares of value $656, including expenses, and all common shares repurchased as part of this program were cancelled by the Company. The Board of Directors’ authorization of this program expired on December 21, 2020.

(f)     Compensation Cost on Restricted Common Stock: On February 9, 2018, the Company’s Board of Directors approved an amendment to the 2015 Equity Incentive Plan, to increase the aggregate number of shares issuable under the plan to 55,000 shares. On February 9, 2018, the Company issued 16,170 restricted common shares as an award to the executive management and the non-executive directors, pursuant to the Company’s Board of Directors’ decision of February 9, 2017. The fair value of the award was $380 and the number of shares issued was based on the share closing price of February 9, 2018. One third of the shares vested on February 9, 2018, and the remainder two thirds vested ratably over two years from the issuance date. As at December 31, 2019, 38,830 restricted common shares remained reserved for issuance under the Plan.

On February 15, 2018, the Company's Board of Directors approved a one-time award of restricted common stock, which was proposed by the Company's compensation committee, with an aggregate value of $5,000, to the Company's executive officers and non-executive directors, in recognition of the successful refinancing of the Company's RBS loan in 2017. In this respect, a number of 574,779 restricted shares were issued on February 15, 2019 and their number was defined based on the share closing price of February 15, 2019. One third of the shares vested on the issuance date and the remainder two thirds vest ratably over two years from the issuance date. In 2018, a compensation cost of $1,464 was recognized in connection with the specific award and is included in General and administrative expenses in the accompanying consolidated statements of operations, and in February 2019, upon the issuance of the shares, the respective amount has been reclassified from Other liabilities, non-current to Additional paid-in capital in the accompanying 2019 consolidated balance sheets.

On December 30, 2020, the Company’s Board of Directors approved an amendment to the 2015 Equity Incentive Plan, to increase the aggregate number of shares issuable under the plan to 538,830 shares, and further approved 67,225 restricted common shares to be issued on the same date as an award to the Company’s directors. The fair value of the award was $320 and was calculated by using the share closing price of December 29, 2020. One fourth of the shares vested on December 30, 2020 and the remainder three fourths will vest ratably over three years from the issuance date. As at December 31, 2020, 471,605 restricted common shares remained reserved for issuance under the Plan.

During 2020, 2019 and 2018, aggregate compensation cost on restricted stock amounted to $1,916, $1,791 and $1,587 respectively, and is included in General and administrative expenses in the accompanying consolidated statements of operations. At December 31, 2020 and 2019, the total unrecognized compensation cost relating to restricted share awards was $293 and $1,889, respectively.

During 2020, 2019 and 2018, the movement of the restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2017	-	-
Granted	16,170	23.50
Vested	(5,390)	23.50
Forfeited or expired	-	-
Outstanding at December 31, 2018	10,780	$23.50
Granted	574,779	8.70
Vested	(196,983)	9.10
Forfeited or expired	-	-
Outstanding at December 31, 2019	388,576	8.90
Granted	67,225	4.76
Vested	(355,702)	8.74
Forfeited or expired	-	-
Outstanding at December 31, 2020	100,099	$6.71

As at December 31, 2020, the weighted-average period over which the total compensation cost related to non-vested awards, as presented above, is expected to be recognized, is 1.07 years.